Segmented information (Details) - USD ($)		3 Months Ended				6 Months Ended
	Jan. 01, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Segmented information
Revenue		$ 1,546,715		$ 298,796		$ 2,585,358	$ 482,385
Gross profit / (loss)		(1,883,888)		45,092		(3,787,381)	13,075
Operating expenses		18,385,175		15,366,841		34,585,730	24,269,185
Current income tax expense		847		850		847	850
Net profit / (loss)		(20,296,746)	$ (17,831,537)	(11,447,385)	$ (180,664)	(38,128,283)	(11,628,049)
FX translation	$ (14,539,226)	(149,958)		121,203		(55,618)	109,043
Comprehensive profit / (loss)		(20,284,551)		(11,453,859)		(38,121,938)	(11,642,382)
Inventory		8,504,349				8,504,349		$ 3,580,450
Plant and equipment		15,787,974				15,787,974		8,386,478
Right-of-use assets		9,319,631				9,319,631		1,737,409
Electric Vehicles
Segmented information
Revenue		1,305,537				2,177,482
Gross profit / (loss)		(1,858,694)				(3,755,874)
Operating expenses		(18,341,734)		(15,300,323)		(34,473,860)	(24,150,803)
Other items		(21,249)		3,762,769		223,441	12,478,061
Current income tax recovery		(847)		(850)		(847)	(850)
Net profit / (loss)		(20,222,524)		(11,538,404)		(38,007,140)	(11,673,592)
FX translation		(4,619)		3,983		(4,148)	2,328
Comprehensive profit / (loss)		(20,227,143)		(11,534,421)		(38,011,288)	(11,671,264)
Inventory		8,256,239				8,256,239		3,243,267
Plant and equipment		15,784,492				15,784,492		8,379,810
Right-of-use assets		9,319,631				9,319,631		1,511,875
Custom Built Vehicles
Segmented information
Revenue		241,178		298,796		407,876	482,385
Gross profit / (loss)		(25,194)		45,092		(31,507)	13,075
Operating expenses		(43,441)		(66,518)		(111,870)	(118,382)
Other items		(5,587)		112,445		22,234	150,850
Net profit / (loss)		(74,222)		91,019		(121,143)	45,543
FX translation		16,814		(10,457)		10,493	(16,661)
Comprehensive profit / (loss)		(57,408)		$ 80,562		(110,650)	$ 28,882
Inventory		248,110				248,110		337,183
Plant and equipment		$ 3,482				$ 3,482		6,668
Right-of-use assets								$ 225,534